CAPITAL STOCK (Details) - Warrant [Member] - $ / shares	9 Months Ended
	May 31, 2017	Aug. 31, 2016
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	2,213,608
Warrants Outstanding Weighted average exercise price	$ 1.56
Warrants Exercisable Number of shares	2,213,608
Exercise Price 1.25 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	152,500
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 months 24 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	152,500
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price 1.25 One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	10,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 months 24 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	10,000
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price 1.25 Two [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	1,220,500
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	5 months 19 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	1,220,500
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price 1.37 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	4,110
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	6 months 4 days
Warrants Outstanding Weighted average exercise price	$ 1.37
Warrants Exercisable Number of shares	4,110
Warrants Exercisable Weighted average exercise price	$ 1.37
Exercise Price 1.25 Three [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	6,098
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	6 months 18 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	6,098
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price 1.25 Four [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	4,762
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	6 months 22 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	4,762
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price 1.50 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	1,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	7 months 24 days
Warrants Outstanding Weighted average exercise price	$ 1.5
Warrants Exercisable Number of shares	1,000
Warrants Exercisable Weighted average exercise price	$ 1.5
Exercise Price 1.50 One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	8,334
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	7 months 28 days
Warrants Outstanding Weighted average exercise price	$ 1.5
Warrants Exercisable Number of shares	8,334
Warrants Exercisable Weighted average exercise price	$ 1.5
Exercise Price 3.25 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	4,300
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	8 months 16 days
Warrants Outstanding Weighted average exercise price	$ 3.25
Warrants Exercisable Number of shares	4,300
Warrants Exercisable Weighted average exercise price	$ 3.25
Exercise Price 1.88 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months
Warrants Outstanding Weighted average exercise price	$ 1.88
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.88
Exercise Price 1.88 One[Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	13,300
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 4 days
Warrants Outstanding Weighted average exercise price	$ 1.88
Warrants Exercisable Number of shares	13,300
Warrants Exercisable Weighted average exercise price	$ 1.88
Exercise Price 1.65 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 11 days
Warrants Outstanding Weighted average exercise price	$ 1.65
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.65
Exercise Price 2.41 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	62,200
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 10 months 10 days
Warrants Outstanding Weighted average exercise price	$ 2.41
Warrants Exercisable Number of shares	62,200
Warrants Exercisable Weighted average exercise price	$ 2.41
Exercise Price 2.08 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	120,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 10 months 17 days
Warrants Outstanding Weighted average exercise price	$ 2.08
Warrants Exercisable Number of shares	120,000
Warrants Exercisable Weighted average exercise price	$ 2.08
Exercise Price 2.19 [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	203,252
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 years 11 months 16 days
Warrants Outstanding Weighted average exercise price	$ 2.19
Warrants Exercisable Number of shares	203,252
Warrants Exercisable Weighted average exercise price	$ 2.19
Exercise Price 2.19 One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Number of shares	203,252
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 years 11 months 16 days
Warrants Outstanding Weighted average exercise price	$ 2.19
Warrants Exercisable Number of shares	203,252
Warrants Exercisable Weighted average exercise price	$ 2.19